iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .4%
Axon Enterprise, Inc.
(a)
..................... 147 $ 65,962
General Electric Co. ....................... 614 198,789
Howmet Aerospace, Inc. .................... 213 55,007
Rocket Lab Corp.
(a)
....................... 630 90,392
410,150
a
Automobiles  —  3 .7%
Rivian Automotive, Inc. , Class A
(a)
.............. 2,093 34,116
Tesla, Inc.
(a)
............................. 2,358 1,027,593
1,061,709
a
Biotechnology  —  0 .5%
Alnylam Pharmaceuticals, Inc.
(a)
............... 133 40,163
Vertex Pharmaceuticals, Inc.
(a)
................ 253 113,228
153,391
a
Broadline Retail  —  7 .5%
Amazon.com, Inc.
(a)
....................... 7,590 2,054,158
MercadoLibre, Inc.
(a)
....................... 47 79,695
2,133,853
a
Building Products  —  1 .1%
Trane Technologies PLC .................... 709 319,972
a
Capital Markets  —  0 .8%
Moody's Corp. ........................... 434 196,711
Robinhood Markets, Inc. , Class A
(a)
............. 364 34,325
231,036
a
Chemicals  —  0 .7%
Ecolab, Inc. ............................ 774 198,144
a
Communications Equipment  —  1 .5%
Arista Networks, Inc.
(a)
..................... 1,111 177,171
Ciena Corp.
(a)
........................... 242 140,416
Lumentum Holdings, Inc.
(a)
.................. 59 50,443
Motorola Solutions, Inc. .................... 159 64,121
432,151
a
Construction & Engineering  —  0 .8%
Comfort Systems USA, Inc. .................. 60 109,693
EMCOR Group, Inc. ....................... 110 90,950
Quanta Services, Inc. ...................... 50 35,586
236,229
a
Consumer Staples Distribution & Retail  —  0 .8%
Casey's General Stores, Inc. ................. 257 197,155
Costco Wholesale Corp. .................... 46 43,991
241,146
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 104 29,926
a
Electrical Equipment  —  1 .1%
Bloom Energy Corp. , Class A
(a)
................ 194 55,290
GE Vernova, Inc. ......................... 256 247,890
303,180
a
Electronic Equipment, Instruments & Components  —  0 .4%
Coherent Corp.
(a)
......................... 109 39,400
Corning, Inc. ............................ 205 37,138
Keysight Technologies, Inc.
(a)
................. 79 26,728
103,266
a
Security Shares Value
a
Entertainment  —  0 .6%
Electronic Arts, Inc. ....................... 143 $ 28,846
Netflix, Inc.
(a)
............................ 1,550 133,331
162,177
a
Financial Services  —  2 .9%
Mastercard, Inc. , Class A .................... 576 284,532
Visa, Inc. , Class A ........................ 1,613 526,419
810,951
a
Ground Transportation  —  0 .7%
Uber Technologies, Inc.
(a)
................... 1,873 131,859
XPO, Inc.
(a)
............................. 317 67,917
199,776
a
Health Care Equipment & Supplies  —  1 .1%
Edwards Lifesciences Corp.
(a)
................ 589 50,931
IDEXX Laboratories, Inc.
(a)
................... 406 228,793
Intuitive Surgical, Inc.
(a)
..................... 64 27,177
306,901
a
Health Care Providers & Services  —  0 .4%
McKesson Corp. ......................... 137 101,714
a
Health Care REITs  —  0 .7%
Welltower, Inc. ........................... 911 187,056
a
Health Care Technology  —  0 .4%
Veeva Systems, Inc. , Class A
(a)
............... 573 99,897
a
Hotels, Restaurants & Leisure  —  0 .6%
Booking Holdings, Inc. ..................... 665 111,341
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 1,300 41,418
Las Vegas Sands Corp. .................... 541 27,358
180,117
a
Interactive Media & Services  —  10 .7%
Alphabet, Inc. , Class A ..................... 4,191 1,594,005
Alphabet, Inc. , Class C , NVS ................. 3,839 1,445,115
3,039,120
IT Services  —  0 .7%
Cloudflare, Inc. , Class A
(a)
................... 223 53,926
MongoDB, Inc. , Class A
(a)
................... 165 55,366
Snowflake, Inc. , Class A
(a)
................... 159 40,632
VeriSign, Inc. ........................... 192 54,793
204,717
a
Life Sciences Tools & Services  —  1 .1%
Mettler-Toledo International, Inc.
(a)
............. 170 200,698
Waters Corp.
(a)
.......................... 296 113,537
314,235
a
Machinery  —  1 .9%
Caterpillar, Inc. .......................... 237 207,581
Cummins, Inc. ........................... 494 319,435
527,016
a
Oil, Gas & Consumable
Fuels
 —  0 .9%
Cheniere Energy, Inc. ...................... 610 137,165
Targa Resources Corp. ..................... 348 88,764
Texas Pacific Land Corp. .................... 111 43,623
269,552
a
Pharmaceuticals  —  2 .5%
Eli Lilly & Co. ........................... 641 708,305
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  27 .7%
Advanced Micro Devices, Inc.
(a)
............... 1,492 $ 770,021
Applied Materials, Inc. ..................... 962 432,958
Broadcom, Inc. .......................... 3,188 1,424,303
Credo Technology Group Holding Ltd.
(a)
.......... 191 45,082
First Solar, Inc.
(a)
......................... 122 37,428
KLA Corp. .............................. 79 151,815
Lam Research Corp. ...................... 1,537 489,042
Marvell Technology, Inc. .................... 1,078 220,990
Monolithic Power Systems, Inc. ............... 37 57,950
NVIDIA Corp. ........................... 20,041 4,231,457
7,861,046
a
Software  —  7 .3%
AppLovin Corp. , Class A
(a)
................... 121 74,184
Atlassian Corp. , Class A
(a)
................... 312 33,574
Autodesk, Inc.
(a)
.......................... 972 224,833
Cadence Design Systems, Inc.
(a)
.............. 525 196,838
Crowdstrike Holdings, Inc. , Class A
(a)
............ 169 123,539
Datadog, Inc. , Class A
(a)
.................... 194 47,986
Fair Isaac Corp.
(a)
......................... 22 27,513
Fortinet, Inc.
(a)
........................... 947 130,657
Oracle Corp. ............................ 1,376 310,673
Palantir Technologies, Inc. , Class A
(a)
........... 955 149,496
Palo Alto Networks, Inc.
(a)
................... 1,407 396,338
ServiceNow, Inc.
(a)
........................ 2,067 257,073
Tyler Technologies, Inc.
(a)
................... 84 26,305
Workday, Inc. , Class A
(a)
.................... 209 30,554
Zscaler, Inc.
(a)
........................... 205 28,645
2,058,208
a
Specialized REITs  —  0 .8%
Equinix, Inc. ............................ 200 213,608
a
Specialty Retail  —  0 .4%
Burlington Stores, Inc.
(a)
.................... 105 34,002
Carvana Co. , Class A
(a)
..................... 435 31,755
Security Shares Value
a
Specialty Retail (continued)
Ulta Beauty, Inc.
(a)
........................ 82 $ 41,726
107,483
a
Technology Hardware, Storage & Peripherals  —  14 .6%
Apple, Inc. ............................. 12,065 3,765,004
Everpure, Inc. , Class A
(a)
.................... 372 29,578
Seagate Technology Holdings PLC ............. 123 108,215
Western Digital Corp. ...................... 424 225,233
4,128,030
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 891 101,440
a
Trading Companies & Distributors  —  1 .0%
WW Grainger, Inc. ........................ 223 275,236
a
a
Total Long-Term Investments — 97.8%
(Cost: $ 21,827,290 ) ................................. 27,710,738
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 22,297 22,297
a
Total Short-Term Securities — 0.1%
(Cost: $ 22,297 ) .................................... 22,297
Total Investments — 97.9%
(Cost: $ 21,849,587 ) ................................. 27,733,035
Other Assets Less Liabilities — 2 .1% ..................... 605,254
Net Assets — 100.0% ................................. $ 28,338,289
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 46,700  $ —  $ (46,734)
(b)
$ 36  $ (2) $ —  —  $ 230
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 17,225  5,072
(b)
—  —  —  22,297  22,297  508  —
$ —  $ 36  $ (2)
$ 22,297
$ 738  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 39 06/18/26 $ 570 $ 1,867
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 27,710,738  $ —  $ —  $ 27,710,738
Short-Term Securities
Money Market Funds ...................................... 22,297  —  —  22,297
$ 27,733,035  $ —  $ —  $ 27,733,035
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,867  $ —  $ —  $ 1,867
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust